CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Securities loaned	$ 18.1	$ 91.2
Collateral for securities loaned	18.5	93.0
Real estate properties at cost	12,972.5	12,818.1
Real estate joint ventures and limited partnerships at cost	4,675.3	4,530.4
Real estate related marketable securities at cost	991.0	883.9
Other marketable securities at cost	3,888.1	4,054.0
Loan Receivable at cost	296.7	294.8
Cost of total investments	22,823.6	22,581.2
Principal outstanding on mortgage loans payable	$ 2,238.6	$ 2,316.5